Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Salaries, wages and benefits	1,120	704
Share-based payments	1,517	1,001
Supervisory Board’s fees	86	78
Total compensation to related parties	2,722	1,783